UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York          May 27, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $153,638
                                      (thousands)

THE FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 16, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON MAY 27, 2011.

List of Other Included Managers:

No.        Form 13F File Number     Name

1.         028-11767                Cibelli Capital Management L.L.C.

2.         028-11691                Marathon Partners L.P.

3.         028-14390                Robotti & Company Advisors, LLC


                                                    FORM 13F INFORMATION TABLE
                                                           March 31, 2011



COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE
BALLY TECHNOLOGIES INC        COM              05874B107   2,051       54,200  SH         SHARED      1, 2, 3     54,200
COCA COLA ENTERPRISES INC NE  COM              19122T109   1,439       52,725  SH         SHARED      1, 2, 3     52,725
COINSTAR INC                  COM              19259P300  35,781      779,200  SH         SHARED      1, 2, 3    779,200
COINSTAR INC                  NOTE 4.000% 9/0  19259PAF9   2,076    1,500,000  PRN        SHARED      1, 2     1,500,000
CTPARTNERS EXECUTIVE SEARCH   COM              22945C105     242       17,121  SH         SHARED      1, 2        17,121
DOVER MOTORSPORTS INC         COM              260174107   4,957    2,478,290  SH         SHARED      1, 2, 3  2,478,290
EXPEDIA INC DEL               COM              30212P105  10,816      477,300  SH         SHARED      1, 2, 3    477,300
EXPEDIA INC DEL               COM              30212P105   6,413      283,000       CALL  SHARED      1, 2       283,000
GLOBAL POWER EQUIPMENT GRP I  COM PAR $0.01    37941P306   1,667       60,609  SH         SHARED      1, 2, 3     60,609
GOOGLE INC                    CL A             38259P508   5,460        9,305  SH         SHARED      1, 2, 3      9,305
GOOGLE INC                    CL A             38259P508   2,934        5,000       CALL  SHARED      1, 2         5,000
LIBERTY MEDIA CORP NEW        INT COM SER A    53071M104   8,970      559,200  SH         SHARED      1, 2, 3    559,200
LUMBER LIQUIDATORS HLDGS INC  COM              55003T107   1,939       77,600  SH         SHARED      1, 2, 3     77,600
MCDONALDS CORP                COM              580135101   2,754       36,200  SH         SHARED      1, 2, 3     36,200
MICROSOFT CORP                COM              594918104   4,423      174,200  SH         SHARED      1, 2, 3    174,200
PANHANDLE OIL AND GAS INC     CL A             698477106   1,530       48,343  SH         SHARED      1, 2        48,343
ROSETTA STONE INC             COM              777780107     343       26,000  SH         SHARED      1, 2, 3     26,000
SHUTTERFLY INC                COM              82568P304  53,255    1,017,100  SH         SHARED      1, 2, 3  1,017,100
SPDR GOLD TRUST               GOLD SHS         78463V107   4,138       29,588  SH         SHARED      1, 2, 3     29,588
WAL MART STORES INC           COM              931142103   2,449       47,060  SH         SHARED      1, 2, 3     47,060


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